Expense Example	Jan. 28, 2026 USD ($)
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 390
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,573
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	561
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	2,144
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,020
Shenkman Capital Floating Rate High Income Fund | Floating Rate Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	902
Shenkman Capital Short Duration High Income Fund | Short Duration Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	399
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,498
Shenkman Capital Short Duration High Income Fund | Short Duration Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	2,072
Shenkman Capital Short Duration High Income Fund | Short Duration Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
Shenkman Capital Short Duration High Income Fund | Short Duration Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	$ 822